Dividends (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Cash Dividends [Abstract]
Dividends	Dividends declared were as follows:

	Three months ended June 30
	2021				2020
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$105,707		$0.1706		$83,824		$0.1551
Series A preferred shares	C$	1,549	C$	0.3226	C$	1,549	C$	0.3226
Series D preferred shares	C$	1,273	C$	0.3182	C$	1,273	C$	0.3182
12.Dividends (continued)

	Six months ended June 30
	2021				2020
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$200,322		$0.3257		$158,453		$0.2961
Series A preferred shares	C$	3,097	C$	0.6453	C$	3,097	C$	0.6453
Series D preferred shares	C$	2,546	C$	0.6364	C$	2,546	C$	0.6364